Redeemable Convertible Preferred Stock (Redeemable Convertible Preferred Stock [Member])	12 Months Ended
Dec. 31, 2014
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock

5.	Redeemable Convertible Preferred Stock

As of December 31, 2014 and 2013, the Company’s Certificate of Incorporation, as amended and restated, authorizes the Company to issue no shares and 37,750,000, respectively, shares of $0.0001 par value preferred stock. In July 2014, all issued and outstanding redeemable convertible preferred stock was converted to common stock, see Note 2.

The Company had issued Series A, Series B and Series C redeemable convertible preferred stock (collectively, the “Redeemable Preferred Stock”). The Redeemable Preferred Stock was classified outside of stockholders’ equity (deficit) as of December 31, 2013 because the shares contain redemption features that are not solely within the control of the Company.

On March 18, 2013, the Company issued an additional 5,000,000 shares in the second funding of the second tranche of Series A Preferred Stock at $1.00 per share, resulting in net proceeds of $4,996.

On July 1, 2013, the Company issued an additional 5,000,000 shares in the third funding of the second tranche of Series A Preferred Stock at $1.00 per share, resulting in net proceeds of $4,999.

On September 12, 2013, the Company issued an additional 12,500,000 shares in the third tranche of Series A Preferred Stock at $1.00 per share, resulting in net proceeds of $12,487.

On October 18, 2013, the Company issued 250,000 shares of Series A Preferred Stock at $1.00 per share, resulting in net proceeds of $250.

The Company incurred issuance costs of $18 and $6 in 2013 and 2012, respectively, with the issuance of the Series A Preferred Stock which were recorded as a reduction of the proceeds received. These costs were accreted on a straight-line basis to the carrying value of preferred stock, beginning with the date of issue to the date of earliest redemption.

On October 15, 2013, the Company entered into a Stock Purchase Agreement whereby the Company would issue up to $20,000 of Series B redeemable convertible preferred stock (“Series B Preferred Stock”) at $1.50 per share. The initial purchase and sale in the amount of $10,000 could have occurred once certain development milestones had been successfully achieved. The second tranche of $10,000 could be issued after the initial closing and at the discretion of the Board of Directors. In November 2013, the Company met the development milestones to issue the first tranche of the Series B Preferred Stock.

On January 7, 2014, the Company issued 6,666,666 shares of Series B Preferred Stock at $1.50 per share, resulting in net proceeds of $9,995.

On February 12, 2014, the Company issued 3,333,333 shares of Series B Preferred Stock at $1.50 in a second closing, resulting in net proceeds of $5,000. At that time, the Company decided not to draw on the remaining $5,000 of the second tranche of the Series B Preferred Stock.

The Company incurred issuance costs of $30 in 2014 with the issuance of the Series B Preferred Stock which were recorded as a reduction of the proceeds received.

On March 11, 2014, the Company entered into a Stock Purchase Agreement whereby the Company issued 8,973,905 shares of Series C redeemable convertible preferred stock (“Series C Preferred Stock”) at $4.2345 per share for net proceeds of $37,981.

The Company incurred issuance costs of $110 in 2014 with the issuance of the Series C Preferred Stock which were recorded as a reduction of the proceeds received.

The holders of the Redeemable Preferred Stock had the following rights and preferences:

Voting Rights

The holders of Redeemable Preferred Stock were entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder was entitled to the number of votes equal to the number of shares of common stock into which each share of Redeemable Preferred Stock was convertible at the time of such vote.

Dividends

The holders of Series A, Series B and Series C Preferred Stock were entitled to receive dividends in preference to any dividend on common stock at the rate of $0.08, $0.12 and $0.34, respectively, per share per annum. Dividends were payable only when, as, and if declared by the Board of Directors. As of December 31, 2014 and 2013, no dividends had been declared or paid by the Company.

Liquidation

In the event of any liquidation, dissolution or winding up of the affairs of the Company, the holders of the Series A, Series B and Series C Preferred Stock were entitled to receive an amount per share equal to the original issue price of $1.00, $1.50 and $4.2345, respectively, per share (the “Original Issue Price”), plus all accruing dividends, whether or not declared, payable in preference and priority to any payments made to the holders of the then outstanding common stock. In the event of a liquidation, dissolution or winding up of the affairs of the Company, holders of Series C Preferred Stock were to be paid their liquidation preference amounts prior to the payment to holders of Series A Preferred Stock and Series B Preferred Stock of their liquidation preference amounts on a pari passu basis. Series A Preferred Stock and Series B Preferred Stock were to be paid their liquidation preference amounts on a pari passu basis prior to the payment of any amounts to holders of common stock. If the liquidation proceeds exceeded the liquidation preferences, then holders of the Series A, Series B and Series C Preferred Stock were to participate in the excess on an as-if converted basis with the common shareholders up to $2.50, $3.75 and $10.58, respectively, per share.

Redemption Rights

Redeemable Preferred Stock was redeemable at the option of the preferred stockholders on or after September 30, 2020. If the holders of at least seventy-five percent of the then outstanding shares of Redeemable Preferred Stock exercised their redemption rights, the Company must notify all preferred stockholders of the election to exercise redemption rights. Under the terms of the Company’s Certificate of Incorporation, as amended and restated on March 11, 2014, the holders of the Redeemable Preferred Stock who requested redemption of their Redeemable Preferred Stock were entitled to receive an amount per share equal to the Original Issue Price of $1.00, $1.50 or $4.2345 for each share of Series A, Series B or Series C Preferred Stock, respectively, plus all accruing dividends, whether or not declared, and were to be paid in three annual installments commencing not more than sixty days after receipt of notification by the Company.

If the Company did not have sufficient funds legally available to redeem all shares of Redeemable Preferred Stock to be redeemed at the redemption date, the Company would redeem such shares ratably to the extent possible and would redeem the remaining shares as soon as sufficient funds are legally available.

Conversion

Each share of Redeemable Preferred Stock was convertible at any time at the option of the shareholder into fully paid and nonassessable shares of common stock determined by dividing the Original Issue Price by the Conversion Price in effect at the time of conversion. The initial Series A, Series B and Series C Conversion Price is $3.15, $4.725 and $13.338675, respectively, per share (the “Conversion Price”).

In addition to the above optional conversion feature, the Redeemable Preferred Stock included a mandatory conversion feature whereby upon either of the following events, all outstanding shares of Redeemable Preferred Stock would automatically be converted into shares of common stock at the then-effective conversion ratio: (i) Initial Public Offering resulting in a closing price of at least $14.18 per share that results in at least $30,000 in gross proceeds to the Company, or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least 75% of the then outstanding shares of Redeemable Preferred Stock. All shares that are required to be surrendered per the provisions above will be deemed to have been retired and canceled and may not be reissued as shares of Redeemable Preferred Stock.

The Company has newly authorized preferred stock amounting to 5,000,000 shares as of December 31, 2014. The newly authorized preferred stock was classified under stockholders’ equity (deficit) as of December 31, 2014.